CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating costs:
Legal and accounting expenses	$ 721,446	$ 712,495
Insurance expense	227,134	251,768
Franchise tax expense	238,542	226,974
Listing fees		85,000
Other operating costs	14,302	7,795
Loss from operations	(1,587,286)	(1,670,440)
Other (expense) income, net:
Change in fair value of warrant liability	(4,058,500)	(53,450)
Dividend income on marketable securities held in Trust Account	966,174	6,707,678
Financing expense	(274,973)	(934,906)
Other (expense) income	(3,367,299)	5,719,322
(Loss) income before provision for income taxes	(4,954,585)	4,048,882
Provision for income taxes	(152,466)	(1,319,280)
Net (loss) income	(5,107,051)	2,729,602
Nonrelated Party
Operating costs:
Administrative expenses	205,862	154,908
Related Party
Operating costs:
Administrative expenses	$ 180,000	$ 231,500
Class A common stock subject to redemption
Other (expense) income, net:
Weighted average shares outstanding, basic	1,613,326	12,413,050
Weighted average shares outstanding, diluted	1,613,326	12,413,050
Basic net (loss) income per share	$ (0.46)	$ 0.26
Diluted net (loss) income per share	$ (0.46)	$ 0.26
Class And B Non Redeemable Common Stock
Other (expense) income, net:
Weighted average shares outstanding, basic	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.76)	$ (0.09)
Diluted net (loss) income per share	$ (0.76)	$ (0.09)